Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 25. Subsequent Events

●	Subsequently to year ended December 31, 2025, the Company entered into an amendment on February 3, 2026 to the Prepaid Forward Purchase Agreement (the “Amendment”) originally entered into on July 31, 2025 with Meteora Capital Partners and affiliates. The Amendment replaces the agreement’s previously fixed Termination Price of $12.00 per share with a weekly-reset Termination Price equal to the lower of (a) $12.00 and (b) the volume-weighted average price (VWAP) of the Shares for the immediately preceding week (as reported by Bloomberg L.P.), subject to Reset Price Floors applied on a tranche basis (50% of the Shares: $2.50 floor; 50% of the Shares: $5.00 floor). The Company is currently evaluating the accounting and financial reporting implications of this Amendment, including its impact, if any, on the valuation of the related derivative instrument.

●	Subsequent to year ended December 31, 2025, the Company entered into an amendment on February 3, 2026, to the Common Stock Purchase Warrant (the “Warrant Amendment”) originally issued on October 22, 2025 in connection with the Business Combination with Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP and Meteora Strategic Capital, LLC (collectively, the “Holder”). Pursuant to the Warrant Amendment, the exercise price of the warrant was amended such that the exercise price per share of the Company’s common stock is $10.00, subject to customary adjustments as set forth in the warrant agreement. All other terms and conditions of the warrant remain unchanged and continue in full force and effect. The Company is currently evaluating the accounting and financial reporting implications of the Warrant Amendment, including its impact, if any, on the classification and valuation of the warrant.

●	On July 28, 2025, the Board of Directors and shareholders of the Company approved the Fusemachines Inc. 2025 Omnibus Equity Incentive Plan (the “Plan”). The Plan authorizes the Company to issue up to 1,500,000 shares of the Company’s common stock, par value $0.0001 per share, to eligible employees, directors, and consultants in the form of stock options, restricted stock, restricted stock units, or other equity-based awards. Subsequent to December 31, 2025, the Company is in the process of granting awards under the Plan to certain employees. As the awards were not granted and no shares were issued under the Plan as of December 31, 2025, no amounts have been recognized in the accompanying consolidated financial statements.

●	Further the Company has evaluated any other subsequent events through the date of issuance of these consolidated financial statements and determined that there have been no events that have occurred that would require adjustments to disclosures in the consolidated financial statements.